Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs Outstanding and Related Information

Activity in the Group´s RSUs outstanding and related information is as follows:

	Weighted average grant date fair value ($)	Number of RSUs
As of December 31, 2020	—	—
Granted during the period	14.78	1,832,777
Forfeited during the period	16.16	(131,770)
As of December 31, 2021	14.67	1,701,007
Granted during the period	3.07	8,024,889
Forfeited during the period(1)	5.17	(1,035,380)
Vested during the period	14.96	(542,922)
As of December 31, 2022	4.42	8,147,594

—

(1)
Includes 493,856 forfeited RSUs related to the Company's organizational restructuring and the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.

Summary of Number and Exercise Prices of Employee Stock Options

Activity in the Group's stock options outstanding and related information is as follows:

	Weighted average exercise price ($)	Number of employee stock options
As of December 31, 2020	—	—
Granted during the period	16.86	7,002,430
Forfeited during the period	17.00	(44,118)
As of December 31, 2021	16.86	6,958,312
Granted during the period	3.45	9,651,313
Forfeited during the period(1)	6.71	(2,204,399)
Expired during the period	17.00	(66,174)
As of December 31, 2022	9.40	14,339,052
Vested and exercisable as of December 31, 2022	16.86	2,267,931

—

(1)
Includes 1,213,585 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2022.

Summary of Inputs to Black-Scholes Option-pricing Model Used for Employee Stock Options

The following tables lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2022 and 2021, respectively:

	May 2022	November 2022
Exercise price ($)	3.56	1.88
Expected term (years)	6-8	6-8
Share price at grant date	3.56	1.88
Expected price volatility of the Company's shares (%)	35.00	37.00
Risk-free interest rate (%)	2.82-2.81	3.96-3.89

	May 2021	November 2021
Exercise price ($)	17.00	9.92
Expected term (years)	6-8	6-8
Share price at grant date	17.00	9.92
Expected price volatility of the Company's shares (%)	33.00	33.00
Risk-free interest rate (%)	1.09-1.44	1.34-1.48

Summary of Impact of Input Assumptions Changes in Fair Value Per Employee Stock Option

The following tables shows the impact of these changes on fair value per employee stock option granted 2022 and 2021, respectively:

	May 2022	November 2022
Share price decrease 10%	(0.26)	(0.14)
Share price increase 10%	0.27	0.15
Volatility decrease 2%	(0.06)	(0.03)
Volatility increase 2%	0.06	0.03
Expected life decrease 6 months	(0.06)	(0.03)
Expected life increase 6 months	0.05	0.03

	May 2021	November 2021
Share price decrease 10%	(1.16)	(0.68)
Share price increase 10%	1.23	0.73
Volatility decrease 2%	(0.31)	(0.18)
Volatility increase 2%	0.31	0.18
Expected life decrease 6 months	(0.26)	(0.14)
Expected life increase 6 months	0.26	0.14